NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
Supplement dated January 9, 2026
to the Prospectus dated April 30, 2025
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund
Each of the NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund and NVIT Small Cap Index Fund (each a “Fund”) is updating its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, each Fund will continue to track its respective index even if the Fund operates as nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents of its respective index.
Shareholder approval will not be sought if the Fund crosses from diversified to nondiversified status under such circumstances.
Effective immediately, the Prospectus is amended as follows:
NVIT Bond Index Fund
Effective immediately, the Prospectus is amended as follows:

1.	The information under the heading “Principal Investment Strategies” on page 2 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. The Aggregate Bond Index represents a wide spectrum of public, investment grade, debt securities in the United States, including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed securities. Some of these securities may be purchased with delayed delivery. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other debt securities that are included in or correlated with the Aggregate Bond Index. The Fund does not necessarily Invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Aggregate Bond Index which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Aggregate Bond Index. The Fund also may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. In addition, the Fund may have a higher portfolio turnover rate than that of other “index” funds.
The Fund intends to be diversified in approximately the same proportion as the Aggregate Bond Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Aggregate Bond Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Aggregate Bond Index.

2.	The information under the heading “Principal Risks” on page 3 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the Aggregate Bond Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the Aggregate Bond Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

3.	The information under the heading “How the Funds Invest – Principal Investment Strategies” on page 18 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance the subadviser expects to match approximately the performance of the Aggregate Bond Index before the deduction of Fund expenses. This means that the Fund will buy or sell securities only when the Fund’s subadviser believes it necessary in order to match the performance of the Aggregate Bond Index, and not based on its economic, financial or market analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of bonds and other debt securities that are included in or correlated with the Aggregate Bond Index. The Aggregate Bond Index is composed primarily of U.S. dollar-denominated investment grade bonds of different types, including:

•	corporate bonds issued by U.S. and foreign companies;
•	U.S. government securities;
•	mortgage-backed securities;
•	securities of foreign governments and their agencies and
•	securities of supranational entities, such as the World Bank.
The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the Aggregate Bond Index which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the Aggregate Bond Index. The Fund also may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the Index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. In addition, the Fund may have a higher portfolio turnover rate than that of other “index” funds.
The Fund usually invests a substantial portion of its assets in mortgage-backed securities, which may be either pass-through securities or collateralized mortgage obligations. The Fund may purchase securities on a when-issued basis, and it also may purchase or sell securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future, enabling the Fund to lock in a favorable yield and price.
Foreign government and corporate bonds included in the Index are denominated in U.S. dollars. All debt securities purchased are determined to be investment grade by a rating agency at the time of investment. The subadviser monitors any subsequent rating downgrade of a security to consider what action, if any, should be taken. Downgraded securities are not required to be sold.
The Aggregate Bond Index is a market-weighted index comprising approximately 8,200 dollar-denominated investment grade bonds with maturities greater than one year. Bloomberg selects bonds for the Aggregate Bond Index based on its criteria for the Index and does not evaluate whether any particular bond is an attractive investment. Bloomberg may periodically update the Aggregate Bond Index, at which time there may be substantial changes in the composition of the Index. These composition changes may result in significant turnover in the Fund’s portfolio as the Fund attempts to mirror the changes. Individuals cannot invest directly in an index.
The Fund intends to be diversified in approximately the same proportion as the Aggregate Bond Index is diversified. The Fund may become “nondiversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Aggregate Bond Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Aggregate Bond Index.

4.	The information under the heading “How the Funds Invest – Principal Risks” on page 19 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is subject to the same risks that apply to all mutual funds that invest in fixed-income securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CREDIT RISK, DELAYED-DELIVERY RISK, FOREIGN SECURITIES RISK, INDEX FUND RISK, INTEREST RATE RISK, LIQUIDITY RISK, MARKET RISK, MORTGAGE- AND ASSET-BACKED SECURITIES RISK, NONDIVERSIFIED FUND RISK, PREPAYMENT AND CALL RISK, REDEMPTIONS RISK, SELECTION RISK and U.S. GOVERNMENT SECURITIES RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 24.
The Fund cannot guarantee that it will achieve its investment objectives. Loss is a risk of investing in the Fund.
NVIT International Index Fund
Effective immediately, the Prospectus is amended as follows:

1.	The information under the heading “Principal Investment Strategies” on page 6 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the MSCI EAFE® Index before the deduction of Fund expenses. The MSCI EAFE® Index includes equity securities of large- and mid‑cap companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of securities of companies included in the MSCI EAFE® Index. The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE® Index. The Fund may not, however, invest in all the companies within a country represented in the MSCI EAFE® Index, or in the same weightings as in the MSCI EAFE® Index.
The Fund intends to be diversified in approximately the same proportion as the MSCI EAFE® Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the MSCI EAFE® Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE® Index.

2.	The information under the heading “Principal Risks” on page 7 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the MSCI EAFE® Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the MSCI EAFE® Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

3.	The information under the heading “How the Funds Invest – Principal Investment Strategies” on page 20 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance the subadviser expects to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. This means that the Fund will buy or sell securities only when the Fund’s subadviser believes it necessary in order to match the performance of the MSCI EAFE Index, and not based on its economic, financial or market analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling securities of companies included in the MSCI EAFE Index.
The Fund will, under normal circumstances, invest in all of the countries represented in the MSCI EAFE Index. The Fund may not, however, invest in all of the companies within a country represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The Fund’s subadviser chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE Index as a whole.
The MSCI EAFE Index is composed of equity securities of large- and mid‑cap companies (i.e., those with market capitalizations that ranged from $1.9 billion to $280.8 billion as of December 31, 2024) from various industries whose primary trading markets are in developed markets outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the MSCI EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The country weightings are based on each country’s relative market capitalization, and not its gross domestic product, which means that countries with larger capital markets (such as Japan and the United Kingdom) will have the greatest effect on the Index’s performance. Individuals cannot invest directly in an index.
The Fund intends to be diversified in approximately the same proportion as the MSCI EAFE Index is diversified. The Fund may become “nondiversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the MSCI EAFE Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the MSCI EAFE Index.
MSCI chooses the stocks in the MSCI EAFE Index based on factors including, among others, market capitalization, trading activity and the overall mix of industries represented in the Index. The MSCI EAFE Index generally is considered to broadly represent the performance of stocks traded in developed international markets. Inclusion of a stock in the MSCI EAFE Index does not mean that MSCI believes the stock to be an attractive investment. MSCI may periodically update the MSCI EAFE Index, at which time there may be substantial changes in the composition of the Index.

4.	The information under the heading “How the Funds Invest – Principal Risks” on page 20 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to COUNTRY OR SECTOR RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, INDEX FUND RISK, MARKET RISK, MID‑CAP RISK, NONDIVERSIFIED FUND RISK, REDEMPTIONS RISK and SELECTION RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 24.
The Fund cannot guarantee that it will achieve its investment objectives. Loss is a risk of investing in the Fund.
NVIT Mid Cap Index Fund
Effective immediately, the Prospectus is amended as follows:

1.	The information under the heading “Principal Investment Strategies” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the S&P MidCap 400® Index before the deduction of Fund expenses. The S&P MidCap 400® Index includes equity securities of approximately 400 mid‑cap U.S. companies in a wide range of businesses. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies included in the S&P MidCap 400® Index. The Fund does not necessarily invest in all of the securities included in the S&P MidCap 400® Index or in the same weightings.
The Fund intends to be diversified in approximately the same proportion as the S&P MidCap 400® Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400® Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400® Index.

2.	The information under the heading “Principal Risks” on page 9 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the S&P MidCap 400® Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the S&P MidCap 400® Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

3.	The information under the heading “How the Funds Invest – Principal Investment Strategies” on page 21 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance the subadviser expects to match approximately the performance of the S&P MidCap 400® Index (“S&P MidCap 400 Index”) before the deduction of Fund expenses. This means that the Fund will buy or sell securities only when the Fund’s subadviser believes it necessary in order to match the performance of the S&P MidCap 400 Index, and not based on its economic, financial or market analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of companies included in the S&P MidCap 400 Index.
The Fund does not necessarily invest in all of the securities in the S&P MidCap 400 Index, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the S&P MidCap 400 Index as a whole. As of December 31, 2024, the market capitalizations of companies in the S&P MidCap 400 Index ranged from $967.2 million to $23.4 billion.
The Fund intends to be diversified in approximately the same proportion as the S&P MidCap 400 Index is diversified. The Fund may become “nondiversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400 Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the S&P MidCap 400 Index.
The S&P MidCap 400 Index is composed of equity securities of approximately 400 U.S. mid‑capitalization companies in a wide range of businesses and generally is considered to broadly represent the performance of publicly traded U.S. mid‑capitalization stocks. The S&P MidCap 400 Index is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Standard & Poor’s selects stocks for the S&P MidCap 400 Index based on a number of factors, including market capitalization, liquidity, financial viability and industry representation, and does not evaluate whether any particular stock is an attractive investment. Standard & Poor’s periodically updates the S&P MidCap 400 Index, at which time there may be substantial changes in the composition of the Index. Individuals cannot invest directly in an index.

4.	The information under the heading “How the Funds Invest – Principal Risks” on page 21 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, INDEX FUND RISK, MARKET RISK, MID‑CAP RISK, NONDIVERSIFIED FUND RISK, REDEMPTIONS RISK, SECTOR RISK and SELECTION RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 24.
The Fund cannot guarantee that it will achieve its investment objectives. Loss is a risk of investing in the Fund.
NVIT Small Cap Index Fund
Effective immediately, the Prospectus is amended as follows:

1.	The information under the heading “Principal Investment Strategies” on page 15 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. The Russell 2000 Index is composed of equity securities of approximately 2,000 small‑cap U.S. companies in a wide range of businesses. To the extent that the Russell 2000 Index emphasizes certain sectors, the Fund will likely similarly emphasize any such sectors. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of securities of companies included in the Russell 2000 Index. The Fund does not necessarily invest in all of the securities included in the Russell 2000® Index or in the same weightings. The Fund may invest in initial public offering (“IPOs”), which often are subject to greater and more unpredictable price changes than more-established stocks.
The Fund intends to be diversified in approximately the same proportion as the Russell 2000 Index is diversified. The Fund may become “nondiversified,” as defined in the Investment Company Act of 1940 Act, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Russell 2000 Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Russell 2000 Index.

2.	The information under the heading “Principal Risks” on page 16 of the Prospectus is amended to include the following:
Nondiversified fund risk – in seeking to track the Russell 2000 Index, the Fund may become nondiversified as a result of a change in relative market capitalization or index weighting of one or more constituents in the Russell 2000 Index. Because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

3.	The information under the heading “How the Funds Invest – Principal Investment Strategies” on page 23 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund employs a “passive” management approach, investing in a portfolio of assets whose performance the subadviser expects to match approximately the performance of the Russell 2000 Index before the deduction of Fund expenses. This means that the Fund will buy or sell securities only when the Fund’s subadviser believes it necessary in order to match the performance of the Russell 2000 Index, and not based on its economic, financial or market analysis. Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of securities of companies included in the Russell 2000 Index. To the extent that the Russell

2000 Index emphasizes certain sectors, the Fund will likely similarly emphasize any such sectors. The Fund may invest in initial public offering (“IPOs”), which often are subject to greater and more unpredictable price changes than more-established stocks.
The Fund does not necessarily invest in all of the securities in the Russell 2000 Index, or in the same weightings. The Fund’s portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the Russell 2000 Index as a whole. As of December 31, 2024, the market capitalization of the largest company in the Russell 2000 Index was $14.5 billion.
The Russell 2000 Index is composed of the 1,001st through 3,000th largest U.S. companies ranked by market capitalization, as determined by the Frank Russell Company. The Russell 2000 Index represents equity securities issued by smaller U.S. companies in a wide range of businesses, and generally is considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Russell 2000 Index is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Inclusion of a stock in the Russell 2000 Index does not mean that the Frank Russell Company believes the stock to be an attractive investment. Individuals cannot invest directly in an index.
The Fund intends to be diversified in approximately the same proportion as the Russell 2000 Index is diversified. The Fund may become “nondiversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Russell 2000 Index. A “nondiversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes nondiversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Russell 2000 Index.
The Frank Russell Company updates the Russell 2000 Index once annually, at which time there may be substantial changes in the composition of the Index. Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the Index until the annual update.

4.	The information under the heading “How the Funds Invest – Principal Risks” on page 23 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, INDEX FUND RISK, MARKET RISK, NONDIVERSIFIED FUND RISK, REDEMPTIONS RISK, SECTOR RISK, SELECTION RISK and SMALL‑CAP RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 24.
The Fund cannot guarantee that it will achieve its investment objectives. Loss is a risk of investing in the Fund.
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